Leases - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Deferred rent	$ 7.6	$ 4.3
Maximum
Disclosure of finance lease and operating lease by lessee [line items]
Lease term	10 years